Organization (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization
Working Capital	$ 27,931,650	$ 12,929,942
Retained earnings	54,009,488	44,880,846
Operating activities	$ (5,695,137)	$ (1,526,577)	$ 7,031,965